Investments in affiliates and investments in available-for-sale securities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 30,402	$ 61,455
Current assets	75,990	111,112
Non-current assets	1,177,527	1,203,021
Current liabilities	79,784	52,333
Long- term debt including current portion, net	489,028	507,485
Non-current liabilities	445,714	485,047
Income Statement
Revenue	219,379	231,361	$ 211,652
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(62,134)	(13,081)	(15,090)
Net (loss)/income	(62,134)	(13,081)	(15,090)
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	44,051	46,609
Current assets	114,008	103,978
Non-current assets	1,441,947	1,523,406
Current liabilities	241,939	92,159
Long- term debt including current portion, net	1,173,117	1,205,837
Non-current liabilities	1,000,164	1,154,873
Income Statement
Revenue	280,117	187,946	227,288
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(65,707)	(82,233)	(75,153)
Net (loss)/income	(65,707)	(82,233)	(75,153)
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash		19,160
Current assets		22,732
Non-current assets		139,955
Current liabilities		83,059
Long- term debt including current portion, net		64,818
Non-current liabilities		61,035
Income Statement
Revenue	36,822	34,885	37,468
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(18,575)	(22,881)	(20,778)
Net (loss)/income	(18,575)	(3,197)	9,762
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	27,431	27,544
Current assets	32,249	33,479
Non-current assets	179,688	195,805
Current liabilities	57,078	39,150
Long- term debt including current portion, net	89,025	99,153
Non-current liabilities	163,123	168,195
Income Statement
Revenue	46,718	49,870	38,633
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(30,203)	(12,899)	22,749
Net (loss)/income	(30,203)	$ (12,169)	(9,086)
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash	18,109
Current assets	29,450
Non-current assets	430,852
Current liabilities	71,397
Long- term debt including current portion, net	245,658
Non-current liabilities	198,925
Income Statement
Revenue	141,532		39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	7,507		2,638
Net (loss)/income	$ 7,507		$ 2,638